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							     File No. 33-84546
                                            Filed Pursuant to Rule 497(e) under
                                                     the Securities Act of 1933

                                                                  March 1, 2013

                         PIONEER EMERGING MARKETS VCT PORTFOLIO

SUPPLEMENT TO THE MAY 1, 2012 CLASS I AND CLASS II SHARES SUMMARY PROSPECTUSES,
	AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME

PORTFOLIO SUMMARY

The following replaces the information in the "Management" chart in the section entitled "Portfolio summary":

PORTFOLIO MANAGEMENT     Mauro Ratto, Head of Emerging Markets at Pioneer
                         (portfolio manager of the portfolio since March 2013), Marco Mencini, Head of European and Emerging
			 Markets Equity Research at Pioneer (portfolio manager of the portfolio since March 2013), and Andrea
                         Salvatori, Senior Equity Portfolio Manager
			 Pioneer (portfolio manager of the portfolio since
			 March 2013)


                                                                   26461-00-0313
                                         (C)2013 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC